Annual Fund Operating Expenses (Optimized All Cap Trust)	12 Months Ended
May 01, 2011
Series I, Optimized All Cap Trust
Operating Expenses:
Share Class	Series I
Management fee	0.68%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.03%
Total fund operating expenses	0.76%
Series II, Optimized All Cap Trust
Operating Expenses:
Share Class	Series II
Management fee	0.68%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Total fund operating expenses	0.96%
Series NAV, Optimized All Cap Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.68%
Distribution and service (12b-1) fees	none
Other Expenses	0.03%
Total fund operating expenses	0.71%